Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Schedule of accrued expenses

	September 30, 2012	December 31, 2011
Defined contribution plan	$1,928	$1,088
Professional fees	4,456	—
Accrued payroll and related benefits	8,246	3,024
Sales and use tax	9,412	1,367
Bonus accrual	3,683	4,845
Interest payable	27,733	345
Advance from customer	2,898	—
Other accrued expenses	7,933	2,229
Total accrued expenses	$66,289	$12,898

	December 31, 2011	December 31, 2010
Defined contribution plan	$1,088	$1,199
Accrued payroll and related benefits	3,024	1,185
Accrued tolling fees	—	404
Sales and use tax	1,367	532
Accrued bonus	4,845	554
Interest payable	345	9
Other accrued expenses	2,229	342
Total accrued expenses	$12,898	$4,225